Concentration of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk by Risk Factor

The following table sets forth the concentration of customers:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Percentage of the Company’s sales
Customer A	30%	23%	24%
Customer B	12%	16%	17%
Customer C	12%	13%	16%
Customer D	11%	11%	-%
	65%	63%	57%

	As of March 31,
	2020	2019

Accounts receivable of above customers	$2,298,791	$2,354,886

The following table sets forth the concentration of suppliers:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Percentage of the Company’s purchases
Supplier A	17%	10%	36%
Supplier B	58%	54%	24%
Supplier C	23%	35%	21%
Supplier D	-%	-%	15%
	98%	99%	96%

	As of March 31,
	2020	2019

Accounts payable of above suppliers	$1,058,495	$136,515